9. COMMON STOCK PURCHASE OPTIONS	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
COMMON STOCK PURCHASE OPTIONS

On October 28, 2009, the Company issued a total of 410,000 stock purchase options exercisable for the purchase of its common stock at $0.40 per share. The options were issued to key employees. The options vest 1/3 each year for 3 years. The Company estimates the fair value of each  stock  award at the  grant  date by  using  the  Black-Scholes  option  pricing model.  The following weighted average assumptions used for grants as of October 28, 2009: dividend yield of zero percent; expected volatility of 127%; risk-free interest rates of 1.35% and expected life of 3.0 years. The Company recognized $18,436 and $40,224 in expense for the fair value of the options vesting during 2013 and 2012, respectively.

On February 15, 2011, the Company issued a total of 600,000 stock purchase options exercisable for the purchase of its common stock at $0.30 per share. The options were issued to key employees. The options vest over 1/5 each year for 5 years. The Company estimates the fair value of each  stock  award at the  grant  date by  using  the  Black-Scholes  option  pricing model.  The following weighted average assumptions used for grants as of February 15, 2011: dividend yield of zero percent; expected volatility of 254%; risk-free interest rates of 2.02% and expected life of 2.5 years. The Company recognized $40,702 and $40,306 in expense for the fair value of the options vesting during 2013 and 2012, respectively.

On September 27, 2012, the Company issued a total of 820,000 stock purchase options exercisable for the purchase of its common stock at $1.25 per share. The options were issued to key employees. The options vest over 1/5 each year for 5 years. The Company estimates the fair value of each  stock  award at the  grant  date by  using  the  Black-Scholes  option  pricing model.  The following weighted average assumptions used for grants as of September 27, 2012: dividend yield of zero percent; expected volatility of 191%; risk-free interest rates of 2.37% and expected life of 2.5 years. The Company recognized $106,501 and $-0- in expense for the fair value of the options vesting during 2013 and 2012, respectively.

A summary of the status of the Company’s stock option plans as of March 31, 2013 and 2012 and the changes during the period are presented below:

	2013	2012
Unexercised options, beginning of year	1,010,000	1,010,000
Stock options issued during the year	820,000	-
Stock options canceled	(25,000)	-
Stock options expired	-	-
Stock options exercised	-	-
Unexercised options, end of year	1,805,000	1,010,000

Exercisable options, end of year	650,000	393,334

The following table summarizes information about the stock options as of March 31, 2013:

Outstanding Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	410,000	1.46	$ 0.40	$ 164,000
$ 0.30	600,000	3.88	0.30	180,000
$ 1.25	795,000	5.49	1.25	993,750
	1,805,000	4.04	$ 0.74	$ 1,337,750

The following table summarizes information about the exercisable stock options as of March 31, 2013:

Exercisable Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	410,000	1.46	$ 0.40	$ 164,000
$ 0.30	240,000	3.88	0.30	72,000
$ 1.25	-	5.49	1.25	-
	650,000	2.35	$ 0.36	$ 236,000

The following table summarizes information about non-vested options as of the year ended March 31, 2013:

		Wtd. Avg.
		Grant Date
	Options	Fair Value
Non-vested at March 31, 2012	616,666	$ 0.34
Stock options issued during the year	795,000	1.25
Vested during the year ended March 31, 2012	(256,666)	0.74
Non-vested at March 31, 2013	1,155,000	$ 0.34